Investment Risks	Jun. 17, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Responsible Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Responsible Investing. Investing primarily in responsible investments, such as the companies which meet the Index’s criteria relating to leadership in talent management practices or which demonstrate significant improvements in talent management practices, carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG and/or talent management performance, or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and/or talent management factors relevant to a particular investment.